Note 13 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
“Expected” income tax benefit	$ (299,157)	$ (879,797)
State income taxes, net of federal benefit	(15,062)	(68,711)
Excess tax benefit (expense) related to share-based compensation	(26,116)	32,023
Meals and entertainment	17,563	14,863
Other differences, net	7,343	11,634
Change in valuation allowance	345,726	910,690
Reported income tax expense	$ 30,297	$ 20,702